Related Party Transactions (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 12, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 12, 2020
Related Party Transactions (Details) [Line Items]
Revenue		$ 12,731	$ 10,271	$ 48,960	$ 47,959
Accounts payable		9,675		9,675		$ 6,081	$ 2,658
Revenue						1,600	800
Accounts receivable related parties						800	300
Other expenses						2,100	300
Affiliate revenue payable related to engineering services						400	200
Accounts Receivable [Member]
Related Party Transactions (Details) [Line Items]
Revenue				200		800
ASES [Member]
Related Party Transactions (Details) [Line Items]
Revenue		300		800
KBR, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Affiliate revenue payable related to engineering services						1,900	1,300
Ownership rate	10.00%
Accounts receivables						300	200
X Energy, LLC [Member]
Related Party Transactions (Details) [Line Items]
Affiliate accounts payable related to energy expenses						100	0
Penumbra, LLC [Member]
Related Party Transactions (Details) [Line Items]
Expenses with related to management fees						100	$ 200
Related Party [Member] | Axiom Space Inc [Member]
Related Party Transactions (Details) [Line Items]
Revenue		100	200	200	1,600
Related Party [Member] | IBX, LLC [Member]
Related Party Transactions (Details) [Line Items]
Management fee expense		200	100	800	1,600
Accounts payable		1,100		1,100		400
Related Party [Member] | KBR, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Revenue		900	500	2,300	1,400
Accounts receivable		700		700		300
Related Party [Member] | X-energy, LLC [Member]
Related Party Transactions (Details) [Line Items]
Accounts payable		$ 200		$ 200		$ 100
Related Party [Member] | Penumbra, LLC [Member]
Related Party Transactions (Details) [Line Items]
License fee expense			$ 27		$ 94
Affiliated Entity [Member] | S N S [Member] | KBR, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Equity ownership percentage								10.00%